Summary of significant accounting policies - Cash and cash equivalents, and Accounts receivable (Details) ¥ in Thousands, SGD in Thousands, HKD in Thousands, AUD in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 SGD	Mar. 31, 2016 HKD	Mar. 31, 2016 AUD	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 SGD	Mar. 31, 2015 HKD	Mar. 31, 2015 AUD	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Cash and Cash Equivalents
Cash and cash equivalents				$ 466,567	¥ 3,008,422				$ 377,893	¥ 2,436,655	¥ 1,882,901	¥ 1,494,099
Accounts receivable
Age of accounts receivable, local tax requirements on the write-offs of doubtful accounts (in year)	3 years
PRC
Cash and Cash Equivalents
Cash and cash equivalents				437,171	2,820,472					2,261,306
U.S. dollar
Cash and Cash Equivalents
Cash and cash equivalents				$ 3,702	24,018				$ 28,168	173,419
Australian dollars
Cash and Cash Equivalents
Cash and cash equivalents			AUD 1		5			AUD 1		5
Renminbi
Cash and Cash Equivalents
Cash and cash equivalents					2,820,503					2,261,327
Hong Kong dollars
Cash and Cash Equivalents
Cash and cash equivalents		HKD 197,049			163,885		HKD 2,361			1,863
Singapore dollars
Cash and Cash Equivalents
Cash and cash equivalents	SGD 2				¥ 12	SGD 9				¥ 41